Schedule of Activities Related to Digital assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Earned FIL revenue	$ 158,000
Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Balance at beginning of the period	721,664
Acquisitions		535,697
Disposals	(351,755)	(119,268)
Earned FIL revenue	133,235	219,763
FIL cost of revenue	(141,338)	(118,497)
Change in fair value of digital assets	(406,345)	157,923
Unrealized gain (loss) on foreign currency translation	44,539	46,046
Balance at the end of period		$ 721,664